Derivative Instruments - Additional Information (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Aggregate fair value asset	$ 0	$ 300,000
Aggregate fair value liability	91,100,000	157,400,000
Restricted cash	$ 1,200,000	$ 4,100,000